Restatement of Previously Issued Financial Statements - Schedule of Impact of Restatement on the Balance Sheet (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 17, 2020	Oct. 15, 2020
Reclassification [Line Items]
Total Assets	$ 375,097,759	$ 375,264,188	$ 375,724,274	$ 376,847,694	$ 375,776,800
Total liabilities	42,114,400	38,892,808	36,172,436	41,398,106	37,091,089
Class A ordinary shares subject to redemption at $10.00 per share	373,750,000		38,300,412	373,750,000	373,750,000
Preference shares	0	0	0	0	0
Additional paid-in capital		0	0	0	0
Accumulated deficit	(40,767,575)	(37,379,554)	(34,199,096)	(38,301,346)	(35,065,223)
Total shareholders' equity (deficit)	(40,766,641)	(37,378,620)	(34,198,162)	(38,300,412)	(35,064,289)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	375,097,759	$ 375,264,188	$ 375,724,274	376,847,694	375,776,800
Shares of Class A ordinary shares subject to redemption		37,375,000	37,375,000
Shares of Class A ordinary shares		0	0
Common Class A [Member]
Reclassification [Line Items]
Class A ordinary shares subject to redemption at $10.00 per share		$ 373,750,000	$ 373,750,000
Common Stock	$ 0	0	0	$ 0	$ 0
Shares of Class A ordinary shares subject to redemption	37,375,000			37,375,000	37,375,000
Shares of Class A ordinary shares	0			0	0
Common Class B [Member]
Reclassification [Line Items]
Common Stock	$ 934	934	934	$ 934	$ 934
Shares of Class A ordinary shares	9,343,750			9,343,750
Previously Reported [Member]
Reclassification [Line Items]
Total Assets		375,264,188	375,724,274	$ 376,847,694	375,776,800
Total liabilities		38,892,808	36,172,436	41,398,106	37,091,089
Class A ordinary shares subject to redemption at $10.00 per share				330,449,580	333,685,710
Preference shares		0	0	0	0
Additional paid-in capital		8,446,652	5,462,531	9,830,842	5,995,328
Accumulated deficit		(3,448,000)	(463,849)	(4,832,201)	(996,662)
Total shareholders' equity (deficit)		5,000,010	5,000,008	5,000,008	5,000,001
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)		$ 375,264,188	$ 375,724,274	376,847,694	375,776,800
Shares of Class A ordinary shares subject to redemption		33,137,137	33,455,183
Shares of Class A ordinary shares		4,237,863	3,919,817
Previously Reported [Member] | Common Class A [Member]
Reclassification [Line Items]
Class A ordinary shares subject to redemption at $10.00 per share		$ 331,371,370	$ 334,551,830
Common Stock		424	392	$ 433	$ 401
Shares of Class A ordinary shares subject to redemption				33,044,958	33,368,571
Shares of Class A ordinary shares				4,330,042	4,006,429
Previously Reported [Member] | Common Class B [Member]
Reclassification [Line Items]
Common Stock		934	934	$ 934	$ 934
Revision of Prior Period, Adjustment [Member]
Reclassification [Line Items]
Class A ordinary shares subject to redemption at $10.00 per share				43,300,420	40,064,290
Preference shares		0	0	0	0
Additional paid-in capital		(8,446,652)	(5,462,531)	(9,830,842)	(5,995,328)
Accumulated deficit		(33,931,554)	(33,735,247)	(33,469,145)	(34,068,561)
Total shareholders' equity (deficit)		(42,378,630)	(39,198,170)	(43,300,420)	(40,064,290)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)		$ 0	$ 0	0	0
Shares of Class A ordinary shares subject to redemption		4,237,863	3,919,817
Shares of Class A ordinary shares		(4,237,863)	(3,919,817)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Reclassification [Line Items]
Class A ordinary shares subject to redemption at $10.00 per share		$ 42,378,630	$ 39,198,170
Common Stock		(424)	(392)	$ (433)	$ (401)
Shares of Class A ordinary shares subject to redemption				4,330,042	4,006,429
Shares of Class A ordinary shares				(4,330,042)	(4,006,429)
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
Reclassification [Line Items]
Common Stock		$ 0	$ 0	$ 0	$ 0